Financial assets at amortized cost	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial assets at amortized cost
8.	Financial assets at amortized cost

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Current:
Time deposits	206,482	29,239

Non-current:
Restricted bank deposits	48,319	37,539

a)	Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Interest income	4,467	2,206	1,187

b)
Without taking into account any collateral held or other credit enhancements, the maximum exposure to credit risk in respect of the amount that best represents the financial assets at amortized cost held by the Group is the carrying amount at the end of each reporting period.

c)	Information about the financial assets at amortized cost that were pledged to others as collateral is provided in Note 38.

d)	Information relating to credit risk of financial assets at amortized cost is provided in Note 43.